CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, shares authorized	22,220,893	22,220,893
Preferred stock, shares issued	22,062,155	22,062,155
Common shares, par value (in dollars per share)	$ 0.00001
Common shares, shares authorized	36,610,000	36,610,000
Common shares, shares issued	12,452,057	12,436,432
Common shares, shares outstanding	12,452,057	12,436,432
Galata Acquisition Corp.
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A ordinary shares | Galata Acquisition Corp.
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Class A ordinary shares subject to possible redemption | Galata Acquisition Corp.
Temporary equity, shares outstanding	14,375,000	14,375,000
Temporary equity, redemption price (in dollars per share)	$ 10.15	$ 10.00
Class A ordinary shares not subject to possible redemption | Galata Acquisition Corp.
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B ordinary shares | Galata Acquisition Corp.
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	3,593,750	3,593,750
Common shares, shares outstanding	3,593,750	3,593,750